Property and equipment, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 26,365	$ 26,154
Additions in property and equipment	217	211	$ 1,574
Property and Equipment, Ending Balance	26,582	26,365	26,154
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(2,876)	(2,267)
Depreciation for the year	(592)	(609)
Accumulated Depreciation, Property and Equipment, Ending Balance	(3,468)	(2,876)	(2,267)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	23,489	23,887
Additions in property and equipment	217	211	1,574
Depreciation for the year	(592)	(609)
Property And Equipment Net, Ending Balance	$ 23,114	$ 23,489	$ 23,887